Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Debt Instrument [Line Items]
Line of credit, borrowing capacity	$ 75.0
Outstanding debt under Revolver with Union Bank, N.A.	44.6
Letter of credit allowed to expire		5.4
Debt instrument, maturity date	Dec. 31, 2015
Default interest rate above applicable interest rate	2.00%
Minimum
Debt Instrument [Line Items]
Debt interest rate	2.81%
Maximum
Debt Instrument [Line Items]
Debt interest rate	3.23%
Before amendment
Debt Instrument [Line Items]
Line of credit, borrowing capacity	50.0
Prime Rate
Debt Instrument [Line Items]
Debt instrument, interest rate margin	0.25%
LIBOR Rate
Debt Instrument [Line Items]
Debt instrument, interest rate margin	2.50%
Contingent Consideration TC
Debt Instrument [Line Items]
Payment of contingent consideration	$ 5.4